Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization [Abstract]
Schedule of Company’s Principal Subsidiaries

As of the date of this report, the details of the Company’s principal subsidiaries are as follows:

Entity	Date of incorporation/ acquistion	Place of incorporation	Percentage of direct or indirect ownership by the Company		Principal activities
			Direct
			2024	2023
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	100%	Investment holding

Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	100%	Provision of cloud mining services, miner hosting services, mining equipment sales and lease and sourcing services for mining equipment sales

Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States	100%	100%	Provision of self-mining activities and mining equipment sales

Ethereal Tech ME Limited	August 20, 2024	United Arab Emirates (“UAE”)	100%	-	Provision of cloud mining services, self-mining activities, miner hosting services and mining equipment sales

Finfront Tech Company	June 28, 2024	Cayman Islands	100%	-	Investment holding

Cloudmap Tech Group Limited	June 11, 2024	Hong Kong Special Administrative Region	100%	-	Investment holding

Lonshi Tech Canada Limited (“Lonshi”)*	November 22, 2022	Canada	-	100%	Dormant

*	The entity was dissolved during the year.

Schedule of Warrant Activity

Warrant activity during the year ended December 31, 2024, was as follows:

	Number of		Weighted Average Exercise Share Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life
	Warrants		$	$	(in years)

Outstanding as of February 29, 2024	7,176,389	*	11.50	-	5.00	*
Issued, exercised or cancelled	-		-	-	-
Outstanding as of December 31, 2024	7,176,389		11.50	-	4.17

*	The data have been retroactively restated to reflect the current capital structure of the Company.

Schedule of Assumptions Used in Valuing the Warrants

Following are the assumptions (Level 3 significant unobservable inputs) used in valuing the Warrants on February 29, 2024 (non-recurring basis):

As of February 29, 2024 (the Closing Date)

Risk-free interest rate	4.26%
Remaining expected term (in years)	5.00
Expected volatility	27.51%
Stock price on valuation date	$6.03
Exercise price	$11.50
Expected dividend rate	-%